Share-Based Compensation - Schedule of the assumptions used to estimate the fair value of the options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Share-Based Compensation
Risk-free interest rate	4.00%	1.61%
Expected volatility	94.50%	33.00%
Fair value per ordinary share	$ 0.145	$ 4.86
Suboptimal exercise factor	2.5	2.5